SEGMENTED REPORTING (Tables)	9 Months Ended
May 31, 2020
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
At May 31, 2020	Assets	Liabilities

Canada	$1,783	$40,218
South Africa	34,507	327
	$36,290	$40,545

At August 31, 2019	Assets	Liabilities

Canada	$4,983	$39,278
South Africa	38,680	5,542
	$43,663	$44,820

Comprehensive Loss for the period ended	May 31, 2020	May 31, 2019

Canada	$9,932	$10,197
South Africa	679	579
	$9,932	$10,776